Share-based Compensation - Outstanding Options Issued (Detail) In Millions, except Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Exercise Price 1 [Member] EUR (€)	Dec. 31, 2012 Exercise Price 2 [Member] EUR (€)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 1 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 2 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 3 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 4 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 5 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 6 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 7 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 8 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 9 [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year granted				2012	2012	2012	2012	2011	2011	2011	2011	2010
Exercise price				$ 23.49	$ 22.62	$ 26.32	$ 21.63	$ 25.01	$ 31.81	$ 19.78	$ 16.84	$ 13.27
Shares				4,047,450	197,550	158,930	493,865	86,492	61,040	82,365	3,298,913	2,483,509
Intrinsic value	€ 61	€ 29	€ 32	$ 11	$ 1		$ 2			$ 1	$ 31	$ 32
Weighted average remaining contractual term				9 years 9 months 18 days	9 years 7 months 6 days	9 years 3 months 18 days	9 years 1 month 6 days	8 years 1 month 6 days	8 years 3 months 18 days	8 years 7 months 6 days	8 years 9 months 18 days	7 years 9 months 18 days